Acquisition of Otis Gold Corp. (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	Apr. 22, 2020	Dec. 31, 2020	Dec. 31, 2019
Canadian Dollars [Member]
Statement Line Items [Line Items]
Price per share		$ 1.64	$ 2.90
Otis Gold Corp [Member] | Canadian Dollars [Member]
Statement Line Items [Line Items]
Price per share	$ 2.85
Intercompany loan	$ 500
Acquisition related transaction costs	$ 856
Otis Gold Corp [Member] | Exchange Ratio [Member]
Statement Line Items [Line Items]
Price per share	$ 0.046
Shares issued during the period for acquisition	8,130,630
Shares issued during the period for acquisition, value	$ 16,370
Otis Gold Corp [Member] | Replacement Options [Member]
Statement Line Items [Line Items]
Issuance of stock option	531,895
Otis Gold Corp [Member] | Replacement Warrants [Member]
Statement Line Items [Line Items]
Issuance of warrants	305,060
Otis Gold Corp [Member] | Replacement Warrants [Member] | Canadian Dollars [Member]
Statement Line Items [Line Items]
Exercise price of warrants	$ 3.30